Geographical Revenues and Income Before Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	¥ 232,826		¥ 226,458		¥ 714,587		¥ 695,648
Income before Income Taxes	26,739		23,485		102,512		75,163
Japan
Segment Reporting Information [Line Items]
Total revenues	182,934		177,188		559,891		557,031
Income before Income Taxes	14,314		19,452		61,709		54,720
Americas
Segment Reporting Information [Line Items]
Total revenues	32,038	[1]	35,199	[1]	91,204	[1]	103,462	[1]
Income before Income Taxes	5,451	[1]	4,412	[1]	18,611	[1]	13,903	[1]
Other Countries
Segment Reporting Information [Line Items]
Total revenues	20,262	[2]	19,685	[2]	71,234	[2]	59,280	[2]
Income before Income Taxes	6,463	[2]	4,527	[2]	23,862	[2]	17,134	[2]
Difference between Geographic Total and Consolidated Amounts
Segment Reporting Information [Line Items]
Total revenues	(2,408)		(5,614)		(7,742)		(24,125)
Income before Income Taxes	¥ 511		¥ (4,906)		¥ (1,670)		¥ (10,594)

[1]	Mainly United States
[2]	Mainly Asia, Europe, Oceania and Middle East